DISCLOSURE OF TRANSACTIONS BETWEEN RELATED PARTIES EXPENSES (Details) (Parenthetical)	12 Months Ended
Jan. 31, 2022 CAD ($)
Stock-Based Compensation for Options [Member]
IfrsStatementLineItems [Line Items]
Purchases of goods, related party transactions	$ 1,390,000